Provisions (Tables)	12 Months Ended
Oct. 31, 2020
Provisions [Abstract]
Provisions
	October 31, 2020	October 31, 2019
	$m	$m
Onerous leases and dilapidations	16.9	34.2
Restructuring	30.8	36.4
Legal	9.7	5.7
Other	14.8	2.1
Total	72.2	78.4

Current	49.7	29.3
Non-current	22.5	49.1
Total	72.2	78.4

Provisions Continuing Operations and Discontinued Operation
		Onerous contracts and dilapidations	Restructuring	Legal	Other	Total
	Note	$m	$m	$m	$m	$m
At October 31, 2019		34.2	36.4	5.7	2.1	78.4
Adoption of IFRS 16[1]		(16.7)	-	-	-	(16.7)
At November 1, 2019		17.5	36.4	5.7	2.1	61.7
Acquisitions – ATAR Labs	33	-	0.4	-	-	0.4
Additional provision in the period		3.2	34.7	5.4	12.7	56.0
Released		(3.1)	(5.9)	(0.7)	-	(9.7)
Utilization of provision		(1.0)	(35.7)	(0.8)	-	(37.5)
Effects of movements in exchange rates		0.3	0.9	0.1	-	1.3
At October 31, 2020		16.9	30.8	9.7	14.8	72.2

Current		5.0	20.2	9.7	14.8	49.7
Non-current		11.9	10.6	-	-	22.5
Total		16.9	30.8	9.7	14.8	72.2

1As described in I Significant Accounting Policies W “Adoption of new and revised International Financial Reporting Standards” onerous lease provisions recognized at October 31, 2019 have been recorded as an impairment against the right-of-use assets recognized on adoption of IFRS 16.

		Onerous contracts and dilapidations	Restructuring	Legal	Other	Total
	Note	$m	$m	$m	$m	$m
At November 1, 2018		35.1	50.7	7.0	-	92.8
Acquisitions – Interset Software Inc.	33	-	-	-	0.7	0.7
Additional provision in the period		19.2	49.4	5.4	2.1	76.1
Released		(7.4)	(19.8)	(6.2)	-	(33.4)
Utilization of provision		(13.9)	(43.5)	(0.5)	(0.7)	(58.6)
Unwinding of discount		1.1	-	-	-	1.1
Effects of movements in exchange rates		0.1	(0.4)	-	-	(0.3)
At October 31, 2019		34.2	36.4	5.7	2.1	78.4

Current		9.5	12.0	5.7	2.1	29.3
Non-current		24.7	24.4	-	-	49.1
Total		34.2	36.4	5.7	2.1	78.4